Equity - Schedule of Summary of Activity (Details) - Warrants [member]		6 Months Ended
	Dec. 31, 2024 $ / shares	Jun. 30, 2025 $ / shares
Schedule of Summary of Activity [Line Items]
Warrant Outstanding Balance	3,905,208	8,262,208
Weighted-Average Exercise Price	$ 5.38	$ 2.24
Weighted-Average Life (years)	2 years 5 months 8 days	1 year 5 months 8 days
Warrant Outstanding Grants		5,625,000
Weighted-Average Exercise Price Grants		$ 4.12
Weighted-Average Life (years) Grants		3 years
Warrant Outstanding Exercised		(1,268,000)
Weighted-Average Exercise Price Exercised		$ 0.01
Weighted-Average Life (years) Exercised
Warrant Outstanding Expired
Weighted-Average Exercise Price Expired		$ 120
Weighted-Average Life (years) Expired